Private Placement (Details) - A PARADISE ACQUISITION CORP.					1 Months Ended	3 Months Ended
	Dec. 19, 2025 shares	Jul. 31, 2025 USD ($) investor $ / shares shares	May 19, 2025 shares	Oct. 02, 2024 USD ($)	May 31, 2025 shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Nov. 26, 2025 shares	Nov. 09, 2022 $ / shares
A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Purchase price | $		$ 6,000,000
Stock issued during the period (in shares)			5,750,000		5,750,000
Share price (in dollars per share) | $ / shares						$ 12.00	$ 12.00
Number of investors that purchased private placement units | investor		5
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of securities issued per right (in shares)								0.1250
Share price (in dollars per share) | $ / shares						12.00			$ 12.00
Sponsor
Private Placement [Line Items]
Aggregate value | $				$ 25,000
Sponsor | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Share price (in dollars per share) | $ / shares		$ 10.00					$ 10.00
Aggregate value | $				$ 25,000
Private placement | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Stock price (in dollars per share) | $ / shares		$ 10.00				$ 10.00
Purchase price | $		$ 6,000,000
Number of shares issued (in shares)		1
Private placement | Sponsor | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)		400,000
Stock price (in dollars per share) | $ / shares		$ 10.00
Stock issued during the period (in shares)		600,000
Over-allotment option | Sponsor | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)		200,000
Private right | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)		200,000
Number of shares issued (in shares)		1
Non-voting private placement units | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)		130,000
Stock issued during the period (in shares)		130,000				130,000
Share price (in dollars per share) | $ / shares		$ 10.00				$ 10.00
Aggregate value | $		$ 1,300,000				$ 1,300,000
Non-voting sponsor investors | Sponsor | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Stock issued during the period (in shares)	1,368,421	1,368,421				1,368,421